Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events
Subsequent Events

21.Subsequent Events

On January 25, 2016, the Group acquired 100% equity interests in Shanghai Zongpei Industrial Co., Ltd (“Shanghai Zongpei”) and SMSE Technology Co., Ltd (“SMSE”) with total transaction amount of RMB300. On the same date, Shanghai Zongpei and SMSE set up the Hongyuan Finance Lease (Shanghai) Co., Ltd. These entities are for the purpose of future financial leasing business.